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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                      Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer International Equity Fund
            Schedule of Investments  12/31/2007 (unaudited)

Shares                                                           Value
            PREFERRED STOCKS - 1.5 %
            Automobiles & Components - 0.6 %
            Automobile Manufacturers - 0.6 %
1,514       Porsche AG *                                     $   3,047,148
            Total Automobiles & Components                   $   3,047,148
            Utilities - 0.9 %
            Multi-Utilities - 0.9 %
41,445      RWE AG                                           $   4,954,911
            Total Utilities                                  $   4,954,911
            TOTAL PREFERRED STOCKS
            (Cost  $4,707,367)                               $   8,002,059

            COMMON STOCKS - 94.6 %
            Energy - 10.1 %
            Integrated Oil & Gas - 7.9 %
54,035      Lukoil Holding (A.D.R.)                          $   4,674,028
69,413      Petrobras Brasileiro SA (A.D.R.)                     6,678,919
104,197     Repsol SA                                            3,710,707
410,427     Royal Dutch Shell Plc                               17,230,017
129,018     Total SA                                            10,693,614
                                                             $  42,987,285
            Oil & Gas Equipment & Services - 1.0 %
71,695      Sbm Offshore N.V. *                              $   2,246,008
39,637      Technip                                              3,130,940
                                                             $   5,376,948
            Oil & Gas Exploration & Production - 0.9 %
2,967,871   CNOOC, Ltd.                                      $   4,981,646
            Oil & Gas Refining & Marketing - 0.3 %
20,738      Petroplus Holdings AG *                          $   1,604,935
            Total Energy                                     $  54,950,814
            Materials - 8.8 %
            Construction Materials - 2.7 %
35,833      CRH Plc                                          $   1,242,572
39,320      CRH Plc                                              1,351,091
92,174      Holcim, Ltd.                                         9,781,333
12,723      Lafarge Br                                           2,300,172
                                                             $  14,675,168
            Diversified Metals & Mining - 5.0 %
231,109     Broken Hill Proprietary Co., Ltd.                $   8,094,424
166,839     Companhia Vale do Rio Doce (A.D.R.)                  4,668,155
134,552     Dowa Mining Co., Ltd. *                                949,376
47,815      Freeport-McMoRan Copper & Gold, Inc. (Class B)       4,898,169
80,865      Rio Tinto Plc                                        8,448,205
                                                             $  27,058,329
            Industrial Gases - 0.5 %
277,245     Taiyo Nippon Sanso Corp.                         $   2,597,319
            Steel - 0.6 %
714,103     Sumitomo Metal Industries, Ltd. *                $   3,306,327
            Total Materials                                  $  47,637,143
            Capital Goods - 11.5 %
            Aerospace & Defense - 1.2 %
454,434     Bae Systems, Inc. *                              $   4,438,048
36,209      Thomson CSF *                                        2,141,226
                                                             $   6,579,274
            Building Products - 1.2 %
320,207     Asahi Glass Co., Ltd. * (c)                      $   4,257,491
24,724      Compagnie de Saint Gobain                            2,340,361
                                                             $   6,597,852
            Construction & Farm Machinery & Heavy Trucks - 1.2 %
65,490      Daewoo Heavy Industries & Machinery, Ltd. *      $   3,605,657
117,719     Komatsu, Ltd.                                        3,191,317
                                                             $   6,796,974
            Electrical Component & Equipment - 0.7 %
226,659     Sumitomo Electric Industries, Inc.               $   3,620,030
            Heavy Electrical Equipment - 0.4 %
191,322     Mitsubishi Electric Corp.                        $   1,981,177
            Industrial Conglomerates - 3.9 %
461,608     Keppel Corp.                                     $   4,131,184
308,405     Hutchinson Whampoa, Ltd.                             3,468,390
86,554      Siemens AG *                                        13,522,251
                                                             $  21,121,825
            Industrial Machinery - 1.1 %
165,934     AB SKF                                           $   2,779,521
23,584      Fanuc, Ltd.                                          2,306,867
50,105      Nabtesco Corp.                                         800,885
                                                             $   5,887,273
            Trading Companies & Distributors - 1.8 %
210,120     Mitsubishi Corp.                                 $   5,738,629
288,196     Wolseley Plc                                         4,213,739
                                                             $   9,952,368
            Total Capital Goods                              $  62,536,773
            Commercial Services & Supplies - 0.2 %
            Office Services & Supplies - 0.2 %
139,167     Corporate Express NV * (c)                       $   1,079,037
            Total Commercial Services & Supplies             $   1,079,037
            Transportation - 2.5 %
            Air Freight & Couriers - 0.8 %
12,736      Panalpina Welttransport Holding AG               $   2,196,058
49,611      TNT NV                                               2,061,831
                                                             $   4,257,889
            Airlines - 0.3 %
254,003     Ryanair Holdings Plc *                           $   1,722,001
            Railroads - 1.4 %
920         East Japan Railway Co.                           $   7,574,718
            Total Transportation                             $  13,554,608
            Automobiles & Components - 3.8 %
            Auto Parts & Equipment - 0.9 %
123,601     Denso Corp. *                                    $   5,036,613
            Automobile Manufacturers - 1.7 %
258,807     Isuzu Motors, Ltd. *                             $   1,160,403
146,393     Toyota Motor Co.                                     7,900,484
                                                             $   9,060,887
            Tires & Rubber - 1.2 %
27,324      Compagnie Generale des Etablissements Michelin * $   3,128,572
26,423      Continental AG                                       3,422,155
                                                             $   6,550,727
            Total Automobiles & Components                   $  20,648,227
            Consumer Durables & Apparel - 1.4 %
            Consumer Electronics - 0.8 %
53,150      Sony Corp.                                       $   2,891,985
16,984      TomTom NV *                                          1,267,720
                                                             $   4,159,705
            Homebuilding - 0.6 %
121,645     Persimmon Plc                                    $   1,931,741
321,439     Taylor Wimpey Plc                                    1,281,262
                                                             $   3,213,003
            Total Consumer Durables & Apparel                $   7,372,708
            Consumer Services - 0.4 %
            Hotels, Resorts & Cruise Lines - 0.4 %
50,604      Carnival Corp.                                   $   2,251,372
            Total Consumer Services                          $   2,251,372
            Media - 3.8 %
            Broadcasting & Cable Television - 3.4 %
147,949     British Sky Broadcasting Plc                     $   1,808,511
562,494     Eutelsat Communications SA                          16,637,094
                                                             $  18,445,605
            Publishing - 0.4 %
169,247     Reed Elsevier Plc                                $   2,270,783
            Total Media                                      $  20,716,388
            Retailing - 0.9 %
            Department Stores - 0.9 %
259,579     J Front Retailing Co., Inc. *                    $   2,286,168
16,833      Pinault-Printemps Redoute                            2,687,833
                                                             $   4,974,001
            Total Retailing                                  $   4,974,001
            Food & Drug Retailing - 2.2 %
            Food Retail - 1.4 %
163,985     Tesco Plc                                        $   1,544,105
906,542     William Morrison Supermarkets Plc                    5,830,847
                                                             $   7,374,952
            Hypermarkets & Supercenters - 0.8 %
57,572      Carrefour Supermarch *                           $   4,457,789
            Total Food & Drug Retailing                      $  11,832,741
            Food, Beverage & Tobacco - 4.9 %
            Brewers - 3.0 %
33,664      Heineken NV *                                    $   2,165,382
49,177      Inbev NV                                             4,051,878
154,036     Kirin Holdings Co., Ltd.                             2,263,408
280,600     South African Breweries Plc                          7,872,754
                                                             $  16,353,422
            Packaged Foods & Meats - 1.1 %
164,321     Unilever NV                                      $   6,008,617
            Tobacco - 0.8 %
110,415     British American Tobacco Plc                     $   4,335,580
            Total Food, Beverage & Tobacco                   $  26,697,619
            Household & Personal Products - 1.4 %
            Household Products - 1.4 %
97,736      Kao Corp.                                        $   2,948,693
55,231      Reckitt Benckiser Plc                                3,181,660
24,368      Uni-Charm Corp. *                                    1,538,361
                                                             $   7,668,714
            Total Household & Personal Products              $   7,668,714
            Health Care Equipment & Services - 1.0 %
            Health Care Facilities - 0.4 %
204,435     Southern Cross Healthcare, Ltd. *                $   2,130,713
            Health Care Services - 0.6 %
62,147      Fresenius Medical Care AG                        $   3,292,923
            Total Health Care Equipment & Services           $   5,423,636
            Pharmaceuticals & Biotechnology - 3.8 %
            Pharmaceuticals - 3.8 %
132,114     Astrazeneca Plc                                  $   5,660,885
83,330      Bristol-Myers Squibb Co.                             2,209,912
42,751      Roche Holdings AG                                    7,354,499
18,175      Shire Pharmaceuticals Group Plc (A.D.R.)             1,253,166
55,788      Shire Plc                                            1,269,170
48,442      Takeda Chemical Industries, Ltd.                     2,839,287
                                                             $  20,586,919
            Total Pharmaceuticals & Biotechnology            $  20,586,919
            Banks - 14.1 %
            Diversified Banks - 14.1 %
699,915     Banco Santander Central Hispano SA               $  15,101,995
123,454     BNP Paribas SA                                      13,253,903
76,709      Commonwealth Bank of Australia                       3,957,175
332,949     Development Bank of Singapore, Ltd.                  4,717,293
90,748      Dexia                                                2,277,199
43,413      Kookmin Bank (A.D.R.) *                              3,183,041
196         Mitsubishi UFJ Financial Group, Inc.                     1,829
1,341       Mizuho Financial Group, Inc.                         6,378,610
1,360,600   Royal Bank of Scotland Group Plc                    12,197,572
43,631      Societe Generale                                     6,227,636
30,138      Uniao de Bancos Brasileiros S.A.(Unibanco)(G.D.R)    4,208,470
207,483     Westpac Banking Corp.                                5,049,355
                                                             $  76,554,078
            Total Banks                                      $  76,554,078
            Diversified Financials - 4.2 %
            Asset Management & Custody Banks - 0.7 %
102,951     Azimut Holdings S.p.A. *                         $   1,318,342
197,468     Man Group Plc                                        2,279,035
                                                             $   3,597,377
            Diversified Capital Markets - 3.1 %
203,514     CS Group                                         $  12,221,116
37,160      Deutsche Bank AG                                     4,800,588
                                                             $  17,021,704
            Investment Banking & Brokerage - 0.4 %
151,060     ICAP Plc *                                       $   2,168,083
            Total Diversified Financials                     $  22,787,164
            Insurance - 4.4 %
            Multi-Line Insurance - 3.4 %
41,260      Allianz AG                                       $   8,813,970
291,052     Aviva Plc                                            3,854,929
139,496     AXA                                                  5,547,196
                                                             $  18,216,095
            Property & Casualty Insurance - 1.0 %
189,363     QBE Insurance Group, Ltd. *                      $   5,510,951
            Total Insurance                                  $  23,727,046
            Real Estate - 0.7 %
            Real Estate Management & Development - 0.7 %
173,343     Mitsui Fudosan Co.                               $   3,756,197
            Total Real Estate                                $   3,756,197
            Software & Services - 1.7 %
            Home Entertainment Software - 1.1 %
9,296       Nintendo Corp., Ltd.                             $   5,625,153
            IT Consulting & Other Services - 0.6 %
18,883      Atos Origin SA *                                 $     967,070
39,927      Cap Gemini SA *                                      2,478,015
                                                             $   3,445,085
            Total Software & Services                        $   9,070,238
            Technology Hardware & Equipment - 3.3 %
            Communications Equipment - 1.4 %
188,875     Nokia Oyj *                                      $   7,263,331
            Computer Hardware - 0.3 %
232,805     Toshiba Corp.                                    $   1,740,616
            Electronic Equipment & Instruments - 1.1 %
71,303      Fuji Photo Film Co., Ltd.                        $   3,030,398
193,280     Hitachi, Ltd. *                                      1,419,825
117,631     Yaskawa Electric Corp. *                             1,589,529
                                                             $   6,039,752
            Office Electronics - 0.5 %
60,851      Canon, Inc.                                      $   2,787,663
            Total Technology Hardware & Equipment            $  17,831,362
            Semiconductors - 1.0 %
            Semiconductor Equipment - 0.3 %
23,126      Tokyo Electron, Ltd.                             $   1,416,366
            Semiconductors - 0.7 %
310,798     Hon Hai Precision Industry Co., Ltd. (G.D.R.) *  $   3,831,722
            Total Semiconductors                             $   5,248,088
            Telecommunication Services - 5.0 %
            Integrated Telecommunication Services - 0.6 %
466,900     Telecom Italia S.p.A. *                          $   1,443,826
206,059     Telekomunikacja Polska SA                            1,870,394
                                                             $   3,314,220
            Wireless Telecommunication Services - 4.4 %
91,492      America Movil (A.D.R.) (Series L)                $   5,616,694
453         KDDI Corp.                                           3,372,553
69,785      Mobile Telesystems (A.D.R.) *                        7,103,415
2,150,665   Vodafone Group Plc                                   8,001,523
                                                             $  24,094,185
            Total Telecommunication Services                 $  27,408,405
            Utilities - 3.7 %
            Electric Utilities - 1.8 %
41,001      E.On AG                                          $   8,694,563
116,553     Enel S.p.A.                                          1,373,943
                                                             $  10,068,506
            Gas Utilities - 0.3 %
420,515     Osaka Gas Co., Ltd.                              $   1,661,737
            Multi-Utilities - 1.5 %
257,986     National Grid Plc                                $   4,253,339
61,596      Suez Lyonnaise des Eaux                              4,170,015
                                                             $   8,423,354
            Total Utilities                                  $  20,153,597
            TOTAL COMMON STOCKS
            (Cost  $441,099,747)                             $ 514,466,875
Principal
Amount ($)
            TEMPORARY CASH INVESTMENTS - 3.1 %
            Repurchase Agreement - 2.1 %
11,500,000  Lehman Brothers, 0.75%, dated 12/31/07, repurchase price of 11,500,000 plus accrued interest on 1/2/08,
            collateralized by $11,330,000 U.S. treasury Bill,
            3.875%, 11/15/09
Shares                                                       $  11,500,000
            Security Lending Collateral - 1.0. %
5,240,960   Securities Lending Investment Fund, 5.19%        $   5,240,960
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $16,740,960)                              $  16,740,960
            TOTAL INVESTMENT IN SECURITIES - 99.1%
            (Cost  $462,548,074) (a)                         $ 539,209,894
            OTHER ASSETS AND LIABILITIES -0.9%               $  4,907,096
            TOTAL NET ASSETS - 100.0%                        $ 544,116,990


*           Non-income producing security.

(A.D.R.)    American Depositary Receipt.

(G.D.R.)    Global Depositary Receipt.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $462,548,074 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost    $    87,027,114

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value        (10,365,294)

            Net unrealized gain                                $    76,661,820

(b)         Distributions of investments by country of issue
            (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

            United Kingdom                                           22.8%
            Japan                                                    22.4%
            Germany                                                   8.6%
            France                                                   9.9%
            Switzerland                                              6.1%
            Australia                                                4.1%
            Brazil                                                   3.2%
            Netherlands                                              2.7%
            Belgium                                                  1.9%
            Russia                                                   1.8%
            Singapore                                                1.8%
            United States                                            1.7%
            Sweden                                                   1.6%
            Italy                                                    1.5%
            South Korea                                              1.5%
            Norway                                                   1.3%
            People's Republic of China                               1.2%
            Mexico                                                   1.1%
            Other (individually less than 1%)                         4.8%
                                                                    100.0%

(c)          At December 31, 2007, the following securities were out on loan:
Shares                          Security                         Value
304,000     Asahi Glass Co., Ltd. *                          $   4,028,608
137,600     Corporate Express NV *                               1,076,303
            Total                                            $   5,104,911



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.